CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real estate income, net:
Rental income	$ 897.8	$ 831.5	$ 872.0
Real estate property level expenses and taxes:
Operating expenses	208.0	202.4	218.2
Real estate taxes	134.1	121.3	119.1
Interest expense	98.7	116.8	146.0
Total real estate property level expenses and taxes	440.8	440.5	483.3
Real estate income, net	457.0	391.0	388.7
Income from real estate joint ventures and limited partnerships	148.1	104.7	80.9
Interest	2.8	2.9	3.0
Dividends	44.9	42.2	32.3
TOTAL INVESTMENT INCOME	652.8	540.8	504.9
Expenses:
Investment advisory charges	70.7	59.3	56.3
Administrative charges	44.9	41.7	32.4
Distribution charges	17.3	12.8	13.9
Mortality and expense risk charges	0.9	0.8	2.8
Liquidity guarantee charges	29.2	30.5	31.3
TOTAL EXPENSES	163.0	145.1	136.7
INVESTMENT INCOME, NET	489.8	395.7	368.2
Net realized gain (loss) on investments:
Real estate properties	69.0	(210.0)	(11.3)
Real estate joint ventures and limited partnerships	(34.7)	(153.0)	(104.5)
Marketable securities	65.4	31.6	53.7
Net realized gain (loss) on investments	99.7	(331.4)	(62.1)
Net change in unrealized appreciation (depreciation) on:
Real estate properties	918.8	863.1	555.8
Real estate joint ventures and limited partnerships	372.0	479.0	424.1
Marketable securities	302.8	(41.7)	126.8
Mortgage loans payable	(64.9)	91.2	(33.4)
Net change in unrealized appreciation on investments and mortgage loans payable	1,528.7	1,391.6	1,073.3
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	1,628.4	1,060.2	1,011.2
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,118.2	$ 1,455.9	$ 1,379.4